Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Weighted Average Assumptions Used in Black -Scholes Valuation Model

The following table presents the weighted-average assumptions used in the Black-Scholes valuation model by the Company in calculating the fair value of share options granted:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2018	2017	2018	2017
Expected life (in years)	6.1	7.6	6.1	7.3
Expected volatility	73.3%	76.1%	73.3%	76.4%
Expected dividend yield	—%	—%	—%	—%
Risk-free interest rate	2.76%	1.83%	2.76%	1.87%
Grant date weighted average fair value	$5.61	$9.57	$5.61	$7.94

Summary of Share Option Activity

The following table summarizes the Company’s share option activity for all plans for the nine months ended September 30, 2018:

	Number of Shares	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding - December 31, 2017	344,055	$8.70
Granted	926,931	8.47
Exercised	(62,224)	5.34
Forfeited/cancelled	(130,579)	17.45
Outstanding - September 30, 2018	1,078,183	$7.64	9.29	1,386
Exercisable - September 30, 2018	168,360	$3.95	6.57	832
Exercisable and expected to vest - September 30, 2018	1,078,183	$7.64	9.29	1,386